Financial Instruments and Risk Management - Fair Value & Gain/Loss of Derivatives (Details) (USD $) In Millions	12 Months Ended
	Sep. 30, 2011		Sep. 30, 2010
Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member] | Other Liabilities [Member]
Derivative, Fair Value, Net [Abstract]
Derivative, Fair Value, Net	$ 3.3	[1],[2]	$ (16.8)	[1],[2]
Interest Rate Contract [Member] | Designated as Hedging Instrument [Member] | Other Liabilities [Member]
Derivative, Fair Value, Net [Abstract]
Derivative, Fair Value, Net	(4.7)	[1],[2]	(7.8)	[1],[2]
Designated as Hedging Instrument [Member] | Other Liabilities [Member]
Derivative, Fair Value, Net [Abstract]
Derivative, Fair Value, Net	(7.6)	[1],[2]	(23.6)	[1],[2]
Commodity Contract [Member] | Designated as Hedging Instrument [Member] | Other Assets [Member]
Derivative, Fair Value, Net [Abstract]
Derivative, Fair Value, Net	(6.2)	[1],[2],[3]	1.0	[1],[2]
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net	0.4		2.8
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Financing [Member]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net [Abstract]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	4.5		(5.4)
Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net [Abstract]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	3.9		(4.8)
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net	(3.0)		(0.1)
Not Designated as Hedging Instrument [Member] | Share Option [Member]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net, Total [Abstract]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net	(3.4)		(2.9)
Not Designated as Hedging Instrument [Member] | Share Option [Member] | Sales, General and Administrative [Member]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net [Abstract]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	(0.6)		0.6
Foreign Exchange Contract [Member] | Other Financing [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net [Abstract]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	(24.6)	[4],[5]	(10.8)	[4],[5]
Foreign Exchange Contract [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net [Abstract]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	(4.5)	[6]	(12.3)	[6]
Commodity Contract [Member]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net [Abstract]
Accumulated Other Comprehensive Income (Loss), Net Gain (Loss) from Cash Flow Hedges To Be Reclassificed to Earnings From Sale of Inventory	0.2
Commodity Contract [Member] | Cost of Sales [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net [Abstract]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	1.0	[3],[4],[5]	7.3	[4],[5]
Commodity Contract [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net [Abstract]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	(5.2)	[3],[6]	1.4	[6]
Interest Rate Contract [Member] | Other Financing [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net [Abstract]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	0	[4],[5]	0	[4],[5]
Interest Rate Contract [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net [Abstract]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	3.1	[6]	(11.2)	[6]
Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net [Abstract]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	(6.6)	[6]	(22.1)	[6]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net [Abstract]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	$ (23.6)	[4],[5]	$ (3.5)	[4],[5]

[1]	All derivative assets are presented in other current assets or other assets.
[2]	All derivative liabilities are presented in other current liabilities or other liabilities.
[3]	At September 30, 2011, $0.2 of gains associated with the Company's commodity contracts were capitalized to AOCI. The loss will be reclassified from AOCI into income as a result of inventory being sold.
[4]	Each of these derivative instruments has a high correlation to the underlying exposure being hedged and has been deemed highly effective in offsetting associated risk. The ineffective portion recognized in income was insignificant to the twelve months ended September 30, 2011.
[5]	Gain/(Loss) reclassified to Income was recorded as follows: Foreign currency contracts in other financing, commodity contracts in Cost of products sold.
[6]	OCI is defined as other comprehensive income.